RELATED PARTY TRANSACTIONS - Additional Information (Detail) (USD $)				12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Officer Warrant	Jan. 31, 2013 Mr. James	Jan. 31, 2013 Mr. Germano	Jan. 31, 2013 Mr. DeLucia
Related Party Transaction [Line Items]
Common stock, issued	73,229,104	62,461,448	48,707,103		2,000,000	2,000,000	500,000
Common Stock, Value, Issued	$ 73,230	$ 62,462	$ 48,708		$ 150,200	$ 150,200	$ 50,000
Stock Issued During Period, Shares, New Issues				3,000,000
Fair Value Assumptions, Exercise Price				$ 0.10
Share Price				$ 0.10
Fair Value Assumptions, Expected Volatility Rate				177.45%
Fair Value Assumptions, Expected Term				5 years
Fair Value Assumptions, Risk Free Interest Rate				2.50%
Fair Value Assumptions, Expected Dividend Rate				0.00%